Stockholders' Equity - Schedule of Series C Preferred Stock Outstanding, Conversion Shares and Aggregate Dividends (Detail) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Series C-1 Preferred Shares [Member]
Class Of Stock [Line Items]
Number	10,925	11,415
Conversion price	$ 58	$ 58
Number of conversion shares (in thousands)	188	197
Dividend Shares (in thousands)	151	153
Series C-2 Preferred Shares [Member]
Class Of Stock [Line Items]
Number	898	898
Conversion price	$ 60.7	$ 60.7
Number of conversion shares (in thousands)	15	15
Dividend Shares (in thousands)	10	10
Series C-3 Preferred Shares
Class Of Stock [Line Items]
Number	1,845	1,895
Conversion price	$ 57.5	$ 57.5
Number of conversion shares (in thousands)	32	33
Dividend Shares (in thousands)	24	25
Series C Preferred Stock
Class Of Stock [Line Items]
Number	13,668	14,208
Number of conversion shares (in thousands)	235	245
Dividend Shares (in thousands)	185	188
Series C Preferred Stock | 10% - August 19, 2021 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	34	34
Series C Preferred Stock | 15% - August 19, 2022 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	43	43
Series C Preferred Stock | 20% - August 19, 2023 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	49	49
Series C Preferred Stock | 25% - August 19, 2024 [Member]
Class Of Stock [Line Items]
Dividend Shares (in thousands)	59	62